Bonds and Loans - Schedule of Composition of Debt Instruments (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Borrowings [abstract]
Bonds	¥ 4,656,812	¥ 4,190,632
Short-term loans	26	74,621
Long-term loans	225,000	250,012
Total	4,881,837	4,515,265
Non-current	4,369,681	3,966,326
Current	¥ 512,157	¥ 548,939